Employee benefits (Details 6) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017	Jan. 01, 2017
Defined benefit Plan +0.5% [Member]
Defined Benefit Plan Calculating Benefit Obligation Discount Rate	$ (284)	$ (427)	$ (305)
Defined Benefit Plan Calculating Benefit Obligation Rate Of Compensation Increase	310	460	422
Defined benefit Plan -0.5% [Member]
Defined Benefit Plan Calculating Benefit Obligation Discount Rate	317	479	438
Defined Benefit Plan Calculating Benefit Obligation Rate Of Compensation Increase	$ (281)	$ (416)	$ (380)